Land Use Rights And Yew Forest Assets (Tables)	12 Months Ended
Dec. 31, 2013
Land Use Rights and Yew Forest Assets [Abstract]
Components of land use rights and yew forest assets

	Description	Useful life	Acquisition date	Expiration date	Metric acres ("Mu")
Parcel A	Developing forest land	50	3/2004	3/2054	125
Parcel B	Developing forest land	50	4/2004	4/2054	400
Parcel C	Yew tree forests	30	3/2005	3/2035	361
Parcel D	Yew tree forests and underlying land	50	1/2008	12/2058	290
Parcel E	Yew tree forests and underlying land	45	3/2010	3/2055	15,865
Parcel F	Undeveloped forest land	16	7/2012	3/2028	148
Parcel G	Yew tree forests and underlying land	22	4/2006	1/2028	5
Parcel H	Yew tree forests and underlying land	38	11/2013	11/2051	2,565

Schedule of land and yew forest use rights

	Useful Life	December 31, 2013	December 31, 2012
Land use rights and yew forest assets	16-50 years	$22,094,697	$16,058,406
Less: accumulated amortization		(1,141,135)	(730,088)
Total		$20,953,562	$15,328,318

Amortization of land and yew forest use rights attributable to future periods
Years ending December 31:	Amount
2014	$507,450
2015	507,450
2016	507,450
2017	507,450
2018	507,450
2019 and thereafter	18,416,312
Total	$20,953,562